Condensed Interim Statements of Loss (Unaudited) - CAD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Expenses
Exploration and evaluation	$ 5,243,030	$ 1,712,024	$ 20,717,450	$ 9,182,161
Assays and analysis	753,315	245,484	1,579,600	1,120,316
Drilling	709,392		5,390,860
Environmental	39,453	23,370	69,471	58,506
Equipment rental	154,178	125,158	396,828	290,826
Freight	176,036	11,683	444,300	59,693
Geological, including geophysical	940,745	843,426	3,165,155	3,301,642
Graphics	7,494	3,575	26,565	24,305
Helicopter and fuel	669,907	13,446	4,468,985	1,487,096
Property acquisition and assessments costs	55,634	66,946	193,535	193,998
Site activities	1,444,979	176,183	4,116,479	2,077,330
Socioeconomic	148,464	103,795	415,514	225,217
Technical data	18,900	50,335	55,010	81,823
Travel and accommodation	124,533	48,623	395,148	261,409
Administration	347,406	343,252	848,205	794,633
Legal, accounting and audit	44,128	55,131	57,476	89,866
Office and administration	100,956	103,763	305,338	296,929
Rent	22,148	13,721	48,583	40,975
Shareholder communication	119,426	83,014	321,572	225,069
Travel and accommodation expenses	59,532	66,166	85,100	90,623
Trust and regulatory	1,216	21,457	30,136	51,171
Equity-settled share-based compensation	70,633	26,758	211,899	80,273
Cost recoveries	(3,306,382)	(2,713,983)	(17,596,923)	(9,992,051)
Loss (income) before other items	2,354,687	(631,949)	4,180,631	65,016
Other items
Finance income	(66,261)	(72,612)	(289,842)	(249,553)
Interest expense - director's loans	25,205	25,205	74,342	75,342
Accretion expense - office lease	1,095	1,764	3,806	5,755
Other fee income	(102,078)		(925,919)	(460,000)
Amortization of right-of-use asset	5,044	5,044	15,132	15,132
Transaction cost - director's loans	28,775	35,573	113,458	99,143
Foreign exchange loss	2,328	1,583	2,867	2,132
Net loss (income)	2,248,795	(635,392)	3,174,475	(447,033)
Items that will not be reclassified subsequently to loss:
Change in value of marketable securities	7,298	(14,495)	19,301	42,447
Total other comprehensive loss (income)	$ 2,256,093	$ (649,887)	$ 3,193,776	$ (404,586)
Basic and diluted loss (income) per share	$ 0.01	$ (0.00)	$ 0.01	$ (0.00)
Weighted average number of common shares outstanding	216,217,497	195,126,807	213,920,665	189,462,894